Commitments and Contingencies (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item	3	3
Underwriting discount (as a percent)	2.00%	2.00%
Underwriting discount paid	$ 2,300,000	$ 2,300,000
Deferred underwriting fees (as a percent)	3.50%	3.50%
Deferred underwriting fees	$ 4,025,000	$ 4,025,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Overallotment option period	45 days	45 days
Number of units issued | shares	1,500,000	1,500,000